PAGE 1
1996 ANNUAL REPORT

IDS Cash Management Fund
(prospectus enclosed)

(Icon of) piggy bank

The goal of Cash Management Fund is to provide maximum current income consistent with liquidity and stability of principal. The
Fund invests in money market securities.

(This annual report includes a prospectus that describes in detail the Fund's objective, investment policies, risks, sales charges, fees and other matters of interest. Please read the prospectus carefully before you invest or send money.)

Distributed by American Express Financial Advisors Inc.

PAGE 2
A cache for cash

(Icon of) piggy bank

Keeping a portion of your investment portfolio in a cash reserve is a cornerstone of a sound financial strategy. And a money market mutual fund that stresses stability of your investment principal and easy access when you need it is an excellent way to meet that need. That's what Cash Management Fund is all about. For you, that translates into peace of mind, plus a competitive return on your money.

PAGE 3
Contents

(Icon of) One open book inside of another.

The purpose of this annual report is to tell investors how the Fund performed.

The prospectus, which is bound into the middle of this annual report, describes the Fund in detail.

1996 annual report

From the president                                  4
From the portfolio manager                          4
Making the most of the Fund                         6
Independent auditors' report                        7
Financial statements                                8
Notes to financial statements                      11
Investments in securities                          15
IDS mutual funds                                   19
Federal income tax information                     22

1996 prospectus

The Fund in brief                                   3p
Goal                                                3p
Investment policies and risks                       3p
Manager and distributor                             3p
Portfolio manager                                   3p
Purchases                                           3p

Sales charge and Fund expenses                      4p

Performance                                         6p
Financial highlights                                6p
Yield                                               8p

Investment policies and risks                       9p
Facts about investments and their risks             9p
Alternative investment option                      13p
Valuing Fund shares                                13p

How to purchase, exchange or redeem shares         14p
Purchases                                          14p
How to purchase shares                             16p
How to exchange shares                             19p
How to redeem shares                               21p
Class B - contingent deferred sales
  charge alternative                               27p
Waivers of the contingent deferred sales charge    28p

Special shareholder services                       29p
Services                                           29p
Quick telephone reference                          29p

PAGE 4
Distributions and taxes                            30p
Dividend and capital gain distributions            30p
Reinvestments                                      31p
Taxes                                              32p
How to determine the correct TIN                   33p

How the Fund is organized                          34p
Shares                                             34p
Voting rights                                      34p
Shareholder meetings                               35p
Board members and officers                         35p
Investment manager                                 37p
Administrator and transfer agent                   37p
Distributor                                        38p

About American Express Financial Corporation       39p
General Information                                39p

PAGE 5
To our shareholders

(Photo of) William R. Pearce
President of the Fund

(Photo of) Terry Fettig
Portfolio manager

From the president

The volatility in the stock market in recent months has put some investors, even experienced ones, on edge. Although no one can know exactly what will happen next, history tells us that ups and downs are intrinsic to stock investing.

But history also shows that changing strategies with every twist and turn of the market is an impractical and, worse yet, typically unproductive way to invest. What matters more, therefore, is how we react to market volatility. If we take a long-term view and accept the downs with the ups, we improve our chances of success. For in the investment world, the race most often goes not the swift, but to the persistent.

Along the way, of course, you'll still want to review your investment program to make sure it's on track to achieving your financial goals. Your American Express financial advisor will help you do just that, and I suggest you take advantage of his or her services on a regular basis.

William R. Pearce

From the portfolio manager

IDS Cash Management Fund's yield fluctuated during its fiscal year (August 1995 through July 1996), tracking a down-then-up trend in short-term interest rates over the 12 months.

For the seven-day period ended July 31, 1996, the Fund's compound annualized yield was 5.05%, and the simple annualized yield was 4.95% for Class A shares. In keeping with its objective, the Fund maintained a stable $1 per share price throughout the 12-month period. (Although the Fund seeks to maintain a stable $1 share price, there is no assurance that it will be able to do so. An investment in the Fund is neither insured nor guaranteed by the U.S. government.)

Fed lowers rates

At the start of the fiscal year (July 1995), it appeared that economic growth was moderating while inflation was remaining under control. In that environment, the Federal Reserve decided to lower short-term interest rates slightly. Two more of these so-called "easing" moves were to follow -- one in December and another in January of 1996. (By way of background, the Fed adjusts short-term rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed usually lowers rates to stimulate economic growth. When the economy is strong, the Fed usually raises rates to moderate economic growth and thereby keep inflation in check.)
PAGE 6
While the effect was not dramatic, the rate reductions did lead to lower rates on the securities this Fund invests in and, ultimately, to a somewhat lower Fund yield. To counter that effect, we emphasized investments in securities with longer maturities. By last February, the average maturity of the portfolio had reached approximately 53 days, compared with approximately 42 days at the beginning of the fiscal year.

Rates rise on inflation fear

From that point, and without any action on the part of the Federal Reserve, short-term rates began edging higher. The impetus was provided by signs of a strengthening economy and potentially higher inflation. This modestly higher rate trend remained in place through July and prompted me to reduce the portfolio's average maturity to about 45 days by period-end.

It's important to point out that these subtle shifts in the portfolio's maturity level did not alter the Fund's top priority of providing a stable cash investment for shareholders. In keeping with that, I maintained our conservative portfolio-management approach, which results in an exclusive focus on high-grade securities (high-quality commercial paper, bankers' acceptances and certificates of deposit).

At this writing (mid-August), it appears that the most likely scenario for the months ahead is that short-term rates will follow a stable-to-rising course. If so, the rates on the securities the Fund invests in may also increase slightly.

Terry Fettig

Class A

12-month performance
(All figures per share)
Net asset value (NAV)
____________________________
July 31, 1996         $ 1.00
____________________________
July 31, 1995         $ 1.00
____________________________
Increase              $   --
____________________________
Distributions
Aug. 1, 1995 - July 31, 1996
____________________________
From income           $ 0.05
____________________________
From capital gains    $   --
____________________________
Total distributions   $ 0.05
____________________________
Total return*          +5.1%**
____________________________

PAGE 7
Class B

12-month performance
(All figures per share)
Net asset value (NAV)
____________________________
July 31, 1996         $ 1.00
____________________________
July 31, 1995         $ 1.00
____________________________
Increase              $   --
____________________________
Distributions
Aug. 1, 1995 - July 31, 1996
____________________________
From income           $ 0.04
____________________________
From capital gains    $   --
____________________________
Total distributions   $ 0.04
____________________________
Total return*          +4.3%**
____________________________

Class Y

12-month performance
(All figures per share)
Net asset value (NAV)
____________________________
July 31, 1996         $ 1.00
____________________________
July 31, 1995         $ 1.00
____________________________
Increase              $   --
____________________________
Distributions
Aug. 31, 1995 - July 31, 1996
____________________________
From income           $ 0.05
____________________________
From capital gains    $   --
____________________________
Total distributions   $ 0.05
____________________________
Total return*          +5.1%**
____________________________

 *The prospectus discusses the effect of sales charges, if any, on the various classes.
**The total return is a hypothetical investment in the Fund with all distributions reinvested.

PAGE 8
Making the most of the Fund

Average annual total return
(as of July 31, 1996)

                1 year    Since inception*    5 years    10 years

Class A         +5.11%            --%         +3.77%     +5.44%
Class B         -0.67%         +1.43%            --%        --%
Class Y         +5.10%         +5.09%            --%        --%

*Inception date was March 20, 1995.

The performance of Class B and Class Y will vary from the performance of Class A based on differences in sales charges and fees.

Your investment and return values fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Figures for Class B reflect the effect of the maximum 5% sales charge. This was a period of widely fluctuating security prices. Past performance is no guarantee of future results.

Independent auditors' report

The board and shareholders
IDS Money Market Series, Inc.:


We have audited the accompanying statement of assets and liabilities, including the schedule of investments in securities, of IDS Cash Management Fund (a series of IDS Money Market Series, Inc.) as of July 31, 1996, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the ten-year period ended July 31, 1996. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of IDS Cash Management Fund at July 31, 1996, and the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.



KPMG Peat Marwick LLP
Minneapolis, Minnesota
September 6, 1996

PAGE 10

                         Statement of assets and liabilities

                         IDS Cash Management Fund
                         July 31, 1996
______________________________________________________________________________________________________________

                         Assets
______________________________________________________________________________________________________________

Investments in securities, at value (Note 1)
  (identified cost $2,644,249,896)                                                             $2,644,249,896
Cash in bank on demand deposit                                                                     20,005,018
Accrued interest receivable                                                                         3,304,849
_____________________________________________________________________________________________________________
Total assets                                                                                    2,667,559,763
_____________________________________________________________________________________________________________

                         Liabilities
_____________________________________________________________________________________________________________
Dividends payable to shareholders                                                                   1,751,118
Accrued investment management services fee                                                             20,876
Accrued distribution fees                                                                               5,518
Accrued transfer agency fee                                                                            15,221
Accrued administrative services fee                                                                     1,924
Other accrued expenses                                                                                551,740
_____________________________________________________________________________________________________________
Total liabilities                                                                                   2,346,397
_____________________________________________________________________________________________________________
Net assets applicable to outstanding capital stock                                             $2,665,213,366
_____________________________________________________________________________________________________________

                         Represented by
_____________________________________________________________________________________________________________
Capital stock -- authorized 10,000,000,000 shares of $.01 par value                            $   26,653,100
Additional paid-in capital                                                                      2,638,591,732
Excess of distributions over net investment income                                                     (4,105)
Accumulated net realized loss (Note 1)                                                                (27,361)
_____________________________________________________________________________________________________________
Total -- representing net assets applicable to outstanding capital stock                       $2,665,213,366
_____________________________________________________________________________________________________________
Net assets applicable to outstanding shares:            Class A                                $2,335,391,027
                                                        Class B                                $  273,151,843
                                                        Class Y                                $   56,670,496
Net asset value per share of outstanding capital stock: Class A shares 2,335,437,412           $         1.00
                                                        Class B shares   273,186,813           $         1.00
                                                        Class Y shares    56,685,808           $         1.00

See accompanying notes to financial statements.

PAGE 11
                          Financial statements

                          Statement of operations
                          IDS Cash Management Fund
                          Year ended July 31, 1996
_____________________________________________________________________________________________________________

                          Investment income
_____________________________________________________________________________________________________________

Income:
Interest                                                                                         $125,450,986
_____________________________________________________________________________________________________________
Expenses (Note 2):
Investment management services fee                                                                  6,557,898
Distribution fee -- Class B                                                                         1,389,698
Transfer agency fee                                                                                 5,056,171
Incremental transfer agency fee -- Class B                                                             12,057
Administrative services fee                                                                           612,417
Compensation of board members                                                                          56,416
Compensation of officers                                                                               18,060
Custodian fees                                                                                        200,244
Postage                                                                                               654,952
Registration fees                                                                                     492,443
Reports to shareholders                                                                               386,505
Audit fees                                                                                             32,500
Administrative                                                                                         14,899
Other                                                                                                  10,079
_____________________________________________________________________________________________________________
Total expenses                                                                                     15,494,339
  Earnings credits on cash balances (Note 2)                                                          (14,971)
_____________________________________________________________________________________________________________
Total net expenses                                                                                 15,479,368
_____________________________________________________________________________________________________________
Investment income -- net                                                                          109,971,618
_____________________________________________________________________________________________________________

                          Realized loss -- net
_____________________________________________________________________________________________________________
Net realized loss (Note 3)                                                                             (2,565)
_____________________________________________________________________________________________________________
Net increase in net assets resulting from operations                                             $109,969,053
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.

PAGE 12

                          Financial statements

                          Statements of changes in net assets
                          IDS Cash Management Fund
                          Year ended July 31,
_____________________________________________________________________________________________________________


                          Operations and distributions                                 1996              1995
_____________________________________________________________________________________________________________
Investment income -- net                                                     $  109,971,618    $   73,765,640
Net realized gain (loss)                                                             (2,565)              755
_____________________________________________________________________________________________________________

Net increase in net assets resulting from operations                            109,969,053        73,766,395
_____________________________________________________________________________________________________________
Distributions to shareholders from:
 Net investment income
   Class A                                                                      (98,832,686)      (71,448,349)
   Class B                                                                       (7,718,760)         (871,329)
   Class Y                                                                       (3,425,225)       (1,445,224)
_____________________________________________________________________________________________________________

Total distributions                                                            (109,976,671)      (73,764,902)
_____________________________________________________________________________________________________________

                          Capital share transactions at constant $1 net asset value
_____________________________________________________________________________________________________________
Proceeds from sales
  Class A shares                                                              6,873,710,335     5,083,998,091
  Class B shares                                                                546,797,564       145,099,672
  Class Y shares                                                                137,595,869       149,989,216
Fund merger (Note 4)
  Class A shares                                                                         --        12,051,967
Reinvestment of distributions at net asset value
  Class A shares                                                                 96,280,970        68,543,809
  Class B shares                                                                  7,549,183           804,519
  Class Y shares                                                                  3,059,283         1,211,841
Payments for redemptions
  Class A shares                                                             (6,341,900,642)   (4,610,927,088)
  Class B shares (Note 2)                                                      (379,219,480)      (47,855,995)
  Class Y shares                                                               (169,773,277)      (65,397,125)
_____________________________________________________________________________________________________________

Increase in net assets from capital share transactions                          774,099,805       737,518,907
_____________________________________________________________________________________________________________

Total increase in net assets                                                    774,092,187       737,520,400

Net assets at beginning of year                                               1,891,121,179     1,153,600,779
_____________________________________________________________________________________________________________
Net assets at end of year
  (including undistributed net investment income of
  $(4,105) and $948)                                                         $2,665,213,366    $1,891,121,179
_____________________________________________________________________________________________________________

See accompanying notes to financial statements.


Notes to Financial Statements

IDS Cash Management Fund

___________________________________________________________________
1. Summary of significant accounting policies

The Fund is a series of IDS Money Market Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund invests in money market securities. The Fund offers Class A, Class B and Class Y shares. Class A shares have no sales charge. Class B shares may be subject to a contingent deferred sales charge and such shares automatically convert to Class A after eight years. Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that the level of distribution fee and transfer agent fee (class specific expenses) differs among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Significant accounting policies followed by the Fund are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

Pursuant to Rule 2a-7 of the 1940 Act, all securities are valued daily at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

Federal taxes

Since the Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders, no provision for income or excise taxes is required.

PAGE 14
Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

On the statement of assets and liabilities, as a result of permanent book-to-tax differences, additional paid-in-capital and accumulated net realized loss have been decreased by $6,356.

Dividends to shareholders

Dividends from net investment income, declared daily and payable monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash.

Other

Security transactions are accounted for on the date securities are purchased or sold. Interest income, including amortization of premium and discount, is accrued daily.

___________________________________________________________________
2. Expenses and sales charges

Effective March 20, 1995, when the Fund began offering multiple classes of shares, the Fund entered into agreements with American Express Financial Corporation (AEFC) for managing its portfolio, providing administrative services and serving as transfer agent. Under its Investment Management Services Agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Fund's average daily net assets in reducing percentages from 0.31% to 0.24% annually.

Under an Administrative Services Agreement, the Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.03% to 0.02% annually.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. The Fund pays AEFC an annual fee per shareholder account for this service as follows:

o Class A $20
o Class B $21
o Class Y $20

Also effective March 20, 1995, the Fund entered into agreements with American Express Financial Advisors Inc. for distribution and shareholder servicing-related services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate of 0.75% of the Fund's average daily net assets attributable to Class B shares for distribution-related services.

PAGE 15
AEFC will assume and pay any expenses (except taxes and brokerage commissions) that exceed the most restrictive applicable state expense limitation.

Sales charges received by American Express Financial Advisors Inc. for distributing Class B shares were $463,819 for the year ended
July 31, 1996.

During the year ended July 31, 1996 the Fund's custodian and transfer agency fees were reduced by $14,971 as a result of earnings credits from overnight cash balances.

Prior to April 30, 1996, the Fund had a retirement plan for its independent board members. The plan was terminated April 30, 1996. The retirement plan expense amounted to $19,134 for the year. The total liability for the plan is $81,619, which will be paid out at some future date.

___________________________________________________________________
3. Securities transactions

Cost of purchases and proceeds from sales of securities aggregated $14,931,282,848 and $14,165,430,515, respectively, for the year ended July 31, 1996. Realized gains and losses are determined on an identified cost basis.

___________________________________________________________________
4. Fund merger

Effective with the close of business on Nov. 18, 1994, IDS Planned Investment Account was acquired by IDS Cash Management Fund. The merger was accomplished by a tax free exchange of 12,051,967 shares of the IDS Cash Management Fund with a net asset value of $1 per share for net assets of $12,051,967 from the IDS Planned Investment Account.

___________________________________________________________________
5. Financial highlights

"Financial highlights" showing per share data and selected information is presented on pages 6 and 7 of the prospectus.

PAGE 16

                       Investments in securities

                       IDS Cash Management Fund                                               (Percentages represent value of
                       July 31, 1996                                                      investments compared to net assets)
_____________________________________________________________________________________________________________________________
Issuer                                                     Annualized                    Amount                     Value(a)
                                                             yield on                  payable at
                                                              date of                   maturity
                                                             purchase
_____________________________________________________________________________________________________________________________
U.S. government agencies (1.7%)
Farm Credit Disc Nts
  08-15-96                                                    5.02%                   $20,000,000              $   19,961,889
  03-03-97                                                    5.17                     15,000,000                  14,981,398
U.S. Treasury Bills
  08-22-96                                                    4.97                     10,000,000                   9,971,708
_____________________________________________________________________________________________________________________________
Total U.S. government agencies
(Cost: $44,914,995)                                                                                                44,914,995
_____________________________________________________________________________________________________________________________
Certificates of deposit (5.2%)
Eurodollar
ABN Amro Yankee
  03-18-97                                                    5.53                     15,000,000                  14,991,819
Canadian Imperial Bank Yankee
  08-28-96                                                    5.37                     15,000,000                  15,000,000
  01-09-97                                                    5.50                     10,000,000                  10,000,000
  03-20-97                                                    5.71                     10,000,000                  10,000,000
  04-15-97                                                    5.75                      5,000,000                   5,000,000
Commerzbank Yankee
  03-19-97                                                    5.68                     10,000,000                  10,000,000
Deutsche Bank Yankee
  03-21-97                                                    5.73                     20,000,000                  20,000,000
  04-11-97                                                    5.73                      5,000,000                   4,999,502
Societe Generale Yankee
  02-24-97                                                    5.35                     13,000,000                  13,000,000
  03-04-97                                                    5.44                     10,000,000                  10,000,000
  03-12-97                                                    5.60                     10,000,000                  10,000,000
  04-15-97                                                    5.90                      5,000,000                   5,000,000
  06-03-97                                                    5.90                     10,000,000                  10,000,000
_____________________________________________________________________________________________________________________________
Total certificates of deposit
(Cost: $137,991,321)                                                                                              137,991,321
_____________________________________________________________________________________________________________________________
Commercial paper (72.6%)
_____________________________________________________________________________________________________________________________
Banks and savings & loans (12.2%)
ABN Amro North American Finance
  08-22-96                                                    5.07                     20,000,000                  19,942,250
BBV Finance Delaware
  08-09-96                                                    5.39                     20,000,000                  19,976,133
Ciesco LP
  08-16-96                                                    5.43                     18,100,000                  18,059,426
  08-21-96                                                    5.40                      9,200,000 (b)               9,172,655
  09-03-96                                                    5.33                      8,700,000                   8,657,732
First Bank
  08-05-96                                                    5.35                     20,000,000                  20,000,000
First Union Bank
  06-06-97                                                    5.95                      5,000,000                   5,000,000

See accompanying notes to investments in securities.

PAGE 17
Fleet Funding
  08-01-96                                                    5.40                     23,548,000 (b)              23,548,000
  08-08-96                                                    5.42                      5,472,000 (b)               5,466,265
  08-09-96                                                    5.40                     15,965,000 (b)              15,945,948
  08-30-96                                                    5.32                     15,000,000 (b)              14,935,958
  08-30-96                                                    5.33                     21,300,000 (b)              21,209,061
  09-04-96                                                    5.34                     11,584,000 (b)              11,525,797
Kredietbank
North American Finance
  08-05-96                                                    5.41                     26,200,000                  26,184,309
  10-15-96                                                    5.49                      8,000,000                   7,909,500
  10-29-96                                                    5.50                      8,500,000                   8,385,895
  11-18-96                                                    5.47                     15,000,000                  14,757,475
Natl Australia Funding
Delaware
  10-01-96                                                    5.46                     15,000,000                  14,862,496
Natl Bank Detroit
  08-12-96                                                    5.40                     15,000,000                  14,975,342
NationsBank
  09-04-96                                                    5.40                     20,000,000                  20,000,000
PNC Bank
  12-20-96                                                    5.41                     10,000,000 (c)               9,998,506
Societe Generale North America
  08-08-96                                                    5.43                     15,000,000                  14,984,221
                                                                                                                _____________
Total                                                                                                             325,496,969
_____________________________________________________________________________________________________________________________
Brokers dealers (12.5%)
Goldman Sachs Group
  08-05-96                                                    5.36                     19,000,000                  18,988,769
  08-08-96                                                    5.39                      6,300,000                   6,293,434
  08-23-96                                                    5.39                     25,000,000                  24,918,569
  09-09-96                                                    5.50                     18,000,000                  17,893,725
  10-21-96                                                    5.53                     27,800,000                  27,457,852
Merrill Lynch
  08-22-96                                                    5.42                     12,000,000                  11,962,410
  08-22-96                                                    5.43                     12,400,000                  12,360,940
  08-29-96                                                    5.42                      9,900,000                   9,858,574
  08-30-96                                                    5.41                     20,000,000                  19,913,483
  09-10-96                                                    5.50                     15,000,000                  14,909,167
  09-16-96                                                    5.45                     20,000,000                  19,862,000
  10-10-96                                                    5.44                     10,000,000                   9,896,944
  10-17-96                                                    5.52                     23,500,000                  23,226,062
Morgan Stanley
Group
  08-01-96                                                    5.38                     13,600,000                  13,600,000
  08-14-96                                                    5.40                      8,100,000                   8,084,293
  09-03-96                                                    5.35                     38,000,000                  37,814,687
  09-04-96                                                    5.35                      14,500,00                  14,427,009
  09-05-96                                                    5.37                     40,000,000                  39,792,333
                                                                                                                _____________
Total                                                                                                             331,260,251
_____________________________________________________________________________________________________________________________
Commercial finance (0.5%)
PACCAR Financial
  08-02-96                                                    5.42                     14,150,000                  14,147,878
_____________________________________________________________________________________________________________________________
Consumer finance -- personal loans (3.8%)
Avco Financial
  08-01-96                                                    5.40                      2,000,000                   2,000,000
  08-27-96                                                    5.34                     13,300,000                  13,249,379
  10-17-96                                                    5.53                      5,000,000                   4,941,608
  10-30-96                                                    5.49                     19,600,000                  19,334,420
  10-30-96                                                    5.52                      8,000,000                   7,891,000
  11-01-96                                                    5.51                     10,900,000                  10,748,466
Household Finance
  08-26-96                                                    5.42                     20,000,000                  19,925,417
  10-01-96                                                    5.47                     24,500,000                  24,274,995
                                                                                                                _____________
Total                                                                                                             102,365,285
_____________________________________________________________________________________________________________________________
Energy (1.5%)
Chevron Transport
  08-21-96                                                    5.43                     10,000,000 (b)               9,970,111
  08-28-96                                                    5.35                     10,000,000 (b)               9,960,400
  09-16-96                                                    5.45                     10,000,000 (b)               9,931,000
  10-21-96                                                    5.50                     10,000,000 (b)               9,877,825
                                                                                                                _____________
Total                                                                                                              39,739,336
_____________________________________________________________________________________________________________________________
PAGE 18
Financial services (19.3%)
American General Capital Services
  08-26-96                                                    5.44                     20,000,000                  19,925,139
Associates
North America
  08-06-96                                                    5.39                      6,000,000                   5,995,525
  08-23-96                                                    5.45                     20,000,000                  19,933,755
  08-26-96                                                    5.43                      9,000,000                   8,966,375
  08-29-96                                                    5.37                     15,500,000                  15,435,623
  08-30-96                                                    5.38                     19,000,000                  18,918,115
  09-03-96                                                    5.35                     14,000,000                  13,931,727
  09-09-96                                                    5.40                     25,000,000                  24,854,563
  09-25-96                                                    5.42                     15,000,000                  14,876,937
Beneficial
  08-15-96                                                    5.40                     15,000,000                  14,968,617
  08-29-96                                                    5.35                     20,000,000                  19,917,089
  09-12-96                                                    5.39                     15,500,000                  15,403,254
CAFCO
  08-20-96                                                    5.34                      6,000,000                   5,983,312
CIT Group Holdings
  08-22-96                                                    5.43                      6,100,000                   6,080,821
Commercial Credit
  08-08-96                                                    5.39                     18,000,000                  17,981,205
  08-14-96                                                    5.40                     10,500,000                  10,479,601
Dean Witter, Discover & Co.
  08-26-96                                                    5.32                     27,100,000                  27,000,256
Ford Motor Credit
  08-15-96                                                    5.37                     30,000,000                  29,937,582
  08-23-96                                                    5.43                     20,000,000                  19,934,243
  09-13-96                                                    5.39                     14,700,000                  14,606,063
General Electric
Capital
  08-28-96                                                    5.44                     10,000,000                   9,959,575
  08-29-96                                                    5.32                     18,000,000                  17,925,800
General Electric
Capital Services
  08-08-96                                                    5.42                     13,000,000                  12,986,350
  08-20-96                                                    5.38                     11,500,000                  11,467,711
  08-22-96                                                    5.43                     25,000,000                  24,921,542
Toyota Motor Credit
  08-01-96                                                    5.39                     13,600,000                  13,600,000
  08-26-96                                                    5.39                     17,300,000                  17,235,605
Transamerica Financial
  08-02-96                                                    5.40                      9,000,000                   8,998,655
  08-09-96                                                    5.42                     12,000,000                  11,985,600
  08-19-96                                                    5.35                      7,700,000                   7,679,671
  08-21-96                                                    5.44                     15,000,000                  14,955,082
  08-26-96                                                    5.43                     10,000,000                   9,962,638
  08-27-96                                                    5.46                      4,800,000                   4,781,210
  09-09-96                                                    5.44                      5,200,000                   5,169,580
  09-16-96                                                    5.42                     16,500,000                  16,386,571
                                                                                                               ______________
Total                                                                                                             513,145,392
_____________________________________________________________________________________________________________________________
Food (3.1%)
Cargill Financial Services
  08-01-96                                                    5.65                      1,500,000                   1,500,000
  10-08-96                                                    5.53                     12,000,000                  11,876,240
CPC Intl
  08-16-96                                                    5.38                     10,000,000 (b)               9,977,917
  09-06-96                                                    5.35                      8,400,000 (b)               8,355,312
  09-27-96                                                    5.48                     12,500,000 (b)              12,392,729
  10-17-96                                                    5.49                     29,500,000 (b)              29,158,013
  10-22-96                                                    5.49                      8,400,000 (b)               8,296,297
                                                                                                               ______________
Total                                                                                                              81,556,508
_____________________________________________________________________________________________________________________________
Health care (2.9%)
Becton Dickinson
  08-28-96                                                    5.44                     22,000,000                  21,910,900
Sandoz
  08-02-96                                                    5.35                     10,000,000 (b)               9,998,533
  09-05-96                                                    5.41                     12,000,000                  11,937,350
  09-10-96                                                    5.47                     12,100,000 (b)              12,027,131
  09-11-96                                                    5.40                     15,000,000                  14,908,262
  09-11-96                                                    5.41                      6,200,000 (b)               6,162,082
SmithKline
  08-13-96                                                    5.40                      1,100,000                   1,098,027
                                                                                                               ______________
Total                                                                                                              78,042,285
PAGE 19
Industrial equipment & services (1.4%)
Mobil Australia Finance
Delaware
  08-02-96                                                    5.35                      9,000,000 (b)               8,998,675
  08-09-96                                                    5.39                     16,879,000 (b)              16,858,933
  09-17-96                                                    5.39                     11,098,000 (b)              11,020,483
                                                                                                               ______________
Total                                                                                                              36,878,091
_____________________________________________________________________________________________________________________________
Insurance (3.6%)
American General
Finance
  08-13-96                                                    5.41                     30,000,000                  29,946,300
  08-23-96                                                    5.42                     15,200,000                  15,150,119
  09-27-96                                                    5.42                     13,500,000                  13,385,216
Metlife
  08-16-96                                                    5.40                     25,502,000                  25,445,152
SAFECO Credit
  08-21-96                                                    5.42                     11,000,000                  10,967,183
                                                                                                               ______________
Total                                                                                                              94,893,970
_____________________________________________________________________________________________________________________________
Media (3.2%)
Gannett
  10-11-96                                                    5.54                      7,600,000 (b)               7,518,011
  10-16-96                                                    5.54                      8,300,000 (b)               8,204,153
  10-17-96                                                    5.54                     17,800,000 (b)              17,591,745
  10-18-96                                                    5.54                     15,000,000 (b)              14,822,225
Reed Elsevier
  08-26-96                                                    5.42                      6,200,000 (b)               6,176,793
  09-06-96                                                    5.49                     10,000,000 (b)               9,945,800
  09-11-96                                                    5.44                     11,600,000 (b)              11,528,660
  09-20-96                                                    5.44                      8,500,000 (b)               8,436,250
                                                                                                               ______________
Total                                                                                                              84,223,637
_____________________________________________________________________________________________________________________________
Retail (1.0%)
Penney (JC) Funding
  08-27-96                                                    5.37                     20,000,000                  19,922,867
  09-24-96                                                    5.41                      7,700,000                   7,638,092
                                                                                                               ______________
Total                                                                                                              27,560,959
_____________________________________________________________________________________________________________________________
Utilities -- electric (0.7%)
Northern States Power
  08-26-96                                                    5.43                     19,500,000                  19,427,146
_____________________________________________________________________________________________________________________________
Utilities -- gas (0.5%)
Southern California Gas
  08-08-96                                                    5.37                      6,500,000 (b)               6,493,301
  10-29-96                                                    5.53                      7,000,000 (b)               6,905,512
                                                                                                               ______________
Total                                                                                                              13,398,813
_____________________________________________________________________________________________________________________________
Utilities -- telephone (4.5%)
Ameritech
  08-13-96                                                    5.40                      7,500,000                   7,486,625
  11-25-96                                                    5.43                     10,000,000                   9,829,544
Ameritech Capital
  08-05-96                                                    5.36                     25,000,000 (b)              24,985,222
AT&T
  08-28-96                                                    5.43                     43,700,000                  43,524,007
BellSouth Capital Funding
  09-03-96                                                    5.42                     16,000,000                  15,921,093
U S WEST Communications
  08-12-96                                                    5.43                     16,000,000                  15,973,698
  10-07-96                                                    5.50                      3,100,000                   3,068,614
                                                                                                               ______________
Total                                                                                                             120,788,803
_____________________________________________________________________________________________________________________________
Miscellaneous (1.9%)
Canadian Wheat Board
  08-22-96                                                    4.94                      6,400,000                   6,381,557
Chevron UK
  08-27-96                                                    5.43                     10,000,000                   9,961,145
  10-31-96                                                    5.56                     10,000,000                   9,861,478
Natl West Canada
  10-29-96                                                    5.33                     25,000,000                  24,663,160
                                                                                                               ______________
Total                                                                                                              50,867,340
PAGE 20
Total commercial paper
(Cost: $1,933,792,663)                                                                                          1,933,792,663
_____________________________________________________________________________________________________________________________
Letters of credit (19.8%)
ABN Amro-
Omnicom Finance
  08-14-96                                                    5.43                     10,000,000                   9,980,464
Bank of America-
Hyundai Motor Finance
  09-30-96                                                    5.45                     30,000,000                  29,730,000
Bank of New York-
River Fuel
  09-04-96                                                    5.39                     23,975,000 (b)              23,853,407
Barclays Bank-
Banco Real
  10-01-96                                                    5.43                     12,000,000                  11,892,234
Barclays Bank-
Centerior Fuel
  08-06-96                                                    5.43                     12,440,000                  12,430,670
Barclays Bank-
Petrobras
  08-22-96                                                    5.44                     12,000,000                  11,962,620
Canadian Imperial Bank-
Commed Fuel
  08-16-96                                                    5.43                      8,285,000                   8,266,359
  08-20-96                                                    5.43                      5,750,000                   5,733,704
Chase Manhattan-
Somerset Rail
  08-23-96                                                    5.40                     12,300,000                  12,259,560
Chemical Bank-
Somerset Rail
  08-07-96                                                    5.45                     13,400,000                  13,387,873
Credit Agricole-
Louis Dreyfus
  08-07-96                                                    5.42                     22,000,000                  21,980,200
  08-07-96                                                    5.44                     25,000,000                  24,977,416
  08-08-96                                                    5.45                     10,000,000                   9,989,461
  08-23-96                                                    5.43                     14,100,000                  14,053,556
Credit Suisse-
CAFCO Capital
  08-07-96                                                    5.39                     15,000,000                  14,986,650
  08-19-96                                                    5.45                     15,000,000                  14,959,500
  08-26-96                                                    5.41                     10,000,000                   9,962,917
Credit Suisse-
Commed Fuel
  08-12-96                                                    5.43                     13,843,000                  13,820,244
Credit Suisse-
North American Finance
  09-10-96                                                    5.49                     13,000,000                  12,921,278
Credit Suisse-
Sinochem
  08-02-96                                                    5.39                     10,000,000                   9,998,517
  08-06-96                                                    5.35                     12,300,000                  12,290,945
  08-20-96                                                    5.36                     10,000,000                   9,972,081
Credit Suisse-
Sunkyong
  09-10-96                                                    5.50                     12,000,000                  11,928,000
Dresdner Bank-
Galicia Buenos Aires Funding
  10-21-96                                                    5.52                     20,000,000 (b)              19,754,750
First Chicago-
Commed Fuel
  09-06-96                                                    5.44                     14,822,000                  14,742,109
Societe Generale-
China Intl Marine Container
  09-26-96                                                    5.48                     10,000,000                   9,915,689
Societe Generale-
Natl Bank
  10-01-96                                                    5.47                     15,000,000                  14,862,242
Societe Generale-
Natl Finaceria
  08-05-96                                                    5.43                     10,000,000                   9,994,000
Swiss Bank-
Pemex Capital
  10-10-96                                                    5.52                     10,000,000                   9,894,028
Union Bank Switzerland-
Southwest Gas
  08-01-96                                                    5.66                     27,400,000                  27,400,000
  09-09-96                                                    5.49                     15,537,000                  15,445,435

PAGE 21
Westdeutsche Landesbank-
Beal Cayman Brazil
  08-22-96                                                    5.38                     11,000,000                  10,965,863
  08-26-96                                                    5.44                     15,000,000                  14,943,854
  08-27-96                                                    5.48                     15,000,000                  14,941,174
Westdeutsche Landesbank-
Hillsborough County
  08-27-96                                                    5.42                     20,000,000                  19,922,144
  09-24-96                                                    5.50                     13,615,000                  13,504,106
Westdeutsche Landesbank-
Unibanco
  09-18-96                                                    5.46                     10,000,000                   9,927,867
_____________________________________________________________________________________________________________________________
Total letters of credit
(Cost: $527,550,917)                                                                                              527,550,917
_____________________________________________________________________________________________________________________________
Total investments in securities
(Cost: $2,644,249,896)(d)                                                                                      $2,644,249,896
_____________________________________________________________________________________________________________________________
Notes to investments in securities
_____________________________________________________________________________________________________________________________
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the
    Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."
    This security has been determined to be liquid under guidelines established by the board.
(c) Interest rate varies to reflect current market conditions; rate shown is the effective rate on July 31, 1996.
(d) Also represents the cost of securities for federal income tax purposes at July 31, 1996.

PAGE 22
IDS mutual funds

Cash equivalent investments

These money market funds have three main goals: conservation of capital, constant liquidity and the highest possible current income consistent with these objectives. Very limited risk.

IDS Cash Management Fund

Invests in such money market securities as high quality commercial paper, bankers' acceptances, certificates of deposits (CDs) and other bank securities.

(icon of) piggy bank

IDS Tax-Free Money Fund

Invests primarily in short-term bonds and notes issued by state and local governments to seek high current income exempt from federal income taxes.

(icon of) shield with piggy bank enclosed

Income investments

The funds in this group invest their assets primarily in corporate bonds or government securities to seek interest income. Secondary objective is capital growth. Risk varies by bond quality.

IDS Global Bond Fund

Invests primarily in debt securities of U.S. and foreign issuers to seek high total return through income and growth of capital.

(icon of) globe

IDS Extra Income Fund

Invests mainly in long-term, high-yielding corporate fixed-income securities in the lower rated, higher risk bond categories to seek high current income. Secondary objective is capital growth.

(icon of) coins

IDS Bond Fund

Invests mainly in corporate bonds, at least 50% in the higher rated, lower risk bond categories, or the equivalent, and in government bonds.

(icon of) greek column

PAGE 23
IDS Selective Fund

Invests in high-quality corporate bonds and other highly rated debt instruments including government securities and short-term investments. Seeks current income and preservation of capital.

(icon of) skyline

IDS Federal Income Fund

Invests primarily in securities issued or guaranteed as to the timely payment of principal and interest by the U.S. government, its agencies and instrumentalities. Seeks a high level of current income and safety of principal consistent with its type of investments.

(icon of) shield with eagle head enclosed

Tax-exempt income investments

These funds provide tax-free income by investing in municipal bonds. The income is generally free from federal income tax. Risk varies by bond quality.

IDS High Yield Tax-Exempt Fund

Invests primarily in medium- and lower-quality municipal bonds and notes. Lower-quality securities generally involve greater risk of principal and income.

(icon of) shield with basket of apples enclosed

IDS State Tax-Exempt Funds
(CA, MA, MI, MN, NY, OH)

Invests primarily in high- and medium-grade municipal securities to provide income to residents of each respective state that is exempt from federal, state and local income taxes. (New York is the only state that is exempt at the local level.)

(icon of) shield with U.S. enclosed

IDS Tax-Exempt Bond Fund

Invests mainly in bonds and notes of state or local government units, with at least 75% in the four highest rated, lowest risk bond categories.

(icon of) shield with Greek column enclosed

IDS Insured Tax-Exempt Fund

Invests primarily in municipal securities that are insured as to the timely payment of principal and interest. The insurance feature minimizes credit risk of the fund but does not guarantee the market value of the fund's shares.

(icon of) shield with star enclosed

PAGE 24
Growth and income investments

These funds focus on securities of medium to large, well-established companies that offer long-term growth of capital and reasonable income from dividends and interest. Moderate risk.

IDS International Fund

Invests primarily in common stocks of foreign companies that offer potential for superior growth. The fund may invest up to 20% of its assets in the U.S. market.

(icon of) three flags

IDS Managed Allocation Fund

Invests in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The fund provides diversification among these major investment categories and has a target mix that represents the way the fund's investments will be allocated over the long term. Seeks maximum total return.

(icon of) bird in a nest

IDS Equity Select Fund

Invests primarily in a combination of moderate growth stocks, higher-yielding equities and bonds. Seeks growth of capital and income.

(icon of) three pine trees

IDS Blue Chip Advantage Fund

Invests in selected stocks from a major market index. Securities purchased are those recommended by our research analysts as the best from each industry represented on the index. Offers potential for long-term growth as well as dividend income.

(icon of) ribbon

IDS Stock Fund

Invests in common stock of companies representing many sectors of the economy. Seeks current income and growth of capital.

(icon of) building with columns

IDS Equity Value Fund

Invests primarily in undervalued common stocks that offer potential for growth of capital and income.

(icon of) three growing flowers

PAGE 25
IDS Utilities Income Fund

Invests primarily in the stocks of public utility companies to seek high current income and growth of income and capital with reduced volatility.

(icon of) light bulb

IDS Diversified Equity Income Fund

Invests primarily in high-yielding common stocks to seek high current income and, secondarily, to benefit from the growth potential offered by stock investments.

(icon of) two puzzle pieces

IDS Mutual

Invests in a balance between common stocks and senior securities
(preferred stocks and bonds). Seeks a balance of growth of capital and current income.

(icon of) scale of justice

Growth investments

Funds in this group seek capital growth, primarily from common stocks. They are high risk mutual funds with a potential for high reward.

IDS Discovery Fund

Invests in small- and medium-size, growth-oriented companies emphasizing technological innovation and productivity enhancement. Buys and holds larger growth-oriented stocks.

(icon of) ship

IDS Small Company Index Fund

Invests in all or a representative group of the equity securities comprising the S&P SmallCap 600 Index, as it strives to provide long-term capital appreciation.

(icon of) office building

IDS Progressive Fund

Invests primarily in undervalued common stocks. The fund holds stocks for the long term with the goal of capital growth.

(icon of) shooting star

PAGE 26
IDS Global Growth Fund

Invests in stocks of companies throughout the world that are positioned to meet market needs in a changing world economy. These companies offer above-average potential for long-term growth.

(icon of) world

IDS Strategy Aggressive Fund

Invests primarily in common stocks of companies that are selected for their potential for above-average growth. Above-average means that their growth potential is better, in the opinion of the portfolio's investment manager, than the Standard & Poor's
Corporation (S&P) 500 Stock Index.

(icon of) chess piece

IDS Research Opportunities Fund

Invests primarily in equity securities of companies included in the S&P 500 Index that are believed to have strong growth potential.
The Portfolio is managed using a research methodology by the Research Department of AEFC. Goal is long-term appreciation.

(icon of) magnifying glass

IDS Growth Fund

Invests primarily in companies that have above-average potential for long-term growth as a result of new management, marketing opportunities or technological superiority.

(icon of) trees

IDS New Dimensions Fund

Invests primarily in companies with significant growth potential due to superiority in technology, marketing or management. The fund frequently changes its industry mix.

(icon of) dimension

Specialty growth investment

This fund aggressively seeks capital growth as a hedge against inflation.

IDS Precious Metals Fund

Invests primarily in the securities of foreign or domestic companies that explore for, mine and process or distribute gold and other precious metals. This is the most aggressive and most speculative IDS mutual fund.

(icon of) cart of precious gems

PAGE 27
For more complete information about any of these funds, including charges and expenses, you can obtain a prospectus by contacting your financial advisor or writing to American Express Shareholder Service, P.O. Box 534, Minneapolis, MN 55440-0534. Read it carefully before you invest or send money.

Federal income tax information

IDS Cash Management Fund

___________________________________________________________________

The Fund is required by the Internal Revenue Code of 1986 to tell its shareholders about the tax treatment of the dividends it pays during its fiscal year. Some of the dividends listed below were reported to you on a Form 1099-DIV, Dividends and Distributions, last January. Dividends paid to you since the end of last year will be reported to you on a tax statement sent in January. Shareholders should consult a tax advisor on how to report distributions for state and local purposes.

IDS Cash Management Fund
Fiscal year ended July 31, 1996

Class A

Income distributions -- taxable as dividend income, none qualifying for deduction by corporations.

Payable date                             Per share

Aug. 28, 1995                              $0.00432
Sept. 27, 1995                              0.00459
Oct. 27, 1995                               0.00428
Nov. 28, 1995                               0.00456
Dec. 28, 1995                               0.00425
Jan. 26, 1996                               0.00405
Feb. 28, 1996                               0.00443
March 28, 1996                              0.00380
April 29, 1996                              0.00394
May 29, 1996                                0.00414
June 27, 1996                               0.00374
July 29, 1996                               0.00394

Total distributions                        $0.05004

Class B

Income distributions -- taxable as dividend income, none qualifying for deduction by corporations.

Payable date                             Per share

Aug. 28, 1995                              $0.00371
Sept. 27, 1995                              0.00393
Oct. 27, 1995                               0.00366
Nov. 28, 1995                               0.00390
Dec. 28, 1995                               0.00363
Jan. 26, 1996                               0.00345
Feb. 28, 1996                               0.00375
March 28, 1996                              0.00320

PAGE 29
April 29, 1996                              0.00332
May 29, 1996                                0.00348
June 27, 1996                               0.00314
July 29, 1996                               0.00332

Total distributions                        $0.04249

Class Y

Income distributions -- taxable as dividend income, none qualifying for deduction by corporations.

Payable date                             Per share

Aug. 28, 1995                              $0.00432
Sept. 27, 1995                              0.00459
Oct. 27, 1995                               0.00428
Nov. 28, 1995                               0.00456
Dec. 28, 1995                               0.00424
Jan. 26, 1996                               0.00405
Feb. 28, 1996                               0.00443
March 28, 1996                              0.00380
April 29, 1996                              0.00394
May 29, 1996                                0.00414
June 27, 1996                               0.00374
July 29, 1996                               0.00394

Total distributions                        $0.05003

PAGE 30
Quick telephone reference

American Express Telephone Transaction Service
Redemptions and exchanges, dividend payments or reinvestments and automatic payment arrangements

National/Minnesota:  800-437-3133
Mpls./St. Paul area:  671-3800

American Express Shareholder Service
Fund performance, objectives and account inquiries
612-671-3733

TTY Service
For the hearing impaired
800-846-4852

American Express Infoline
Automated account information (TouchToneR phones only), including current fund prices and performance, account values and recent account transactions

National/Minnesota: 800-272-4445
Mpls./St. Paul area: 671-1630

AMERICAN
EXPRESS
Financial
Advisors


IDS Cash Management Fund
IDS Tower 10
Minneapolis, MN  55440-0010
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PAGE 31
STATEMENT OF DIFFERENCES

Difference                           Description

1)  The layout is different          1)  Some of the layout in the
    throughout the annual report.        annual report to
                                         shareholders is in two
                                         columns.

2)  Headings.                        2)  The headings in the
                                         annual report are
                                         placed in a blue strip
                                         at the top of the page.

3)  There are pictures, icons        3)  Each picture, icon and
    and graphs throughout the            graph is described in
    annual report.                       parentheses.

4)  Footnotes for charts and         4)  The footnotes for each
    graphs are described at              chart or graph are typed
    the left margin.                     below the description of
                                         the chart or graph.